UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-524

The Dreyfus/Laurel Funds Trust
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	5/31
Date of reporting period:	2/28/13

The following Form N-Q relates only to Dreyfus Equity Income Fund and Dreyfus Emerging Markets Debt Local Currency Fund and does not affect the other series of the Registrant, which have different fiscal year ends and, therefore, different Form N-Q reporting requirements. A separate Form N-Q will be filed for those series, as appropriate.

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Emerging Markets Debt Local Currency Fund
February 28, 2013 (Unaudited)

		Coupon	Maturity	Principal
Bonds and Notes--90.7%		Rate (%)	Date	Amount ($) [a]		Value ($)
Foreign/Governmental
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	332,200,000	b	10,853,696
AHML Finance,
Unscd. Notes	RUB	7.75	2/13/18	526,500,000		17,201,899
Bank of Thailand,
Treasury Bills, Ser. 363	THB	0.00	8/1/13	3,868,000,000	c	128,604,824
Brazil Notas do Tesouro Nacional,
Notes, Ser. B	BRL	6.00	8/15/22	59,950,000	d	80,346,538
Brazil Notas do Tesouro Nacional,
Notes, Ser. B	BRL	6.00	5/15/45	2,750,000	d	4,269,529
Colombian Government,
Sr. Unscd. Bonds	COP	9.85	6/28/27	56,662,000,000		48,909,075
Colombian Government,
Bonds, Ser. B	COP	11.00	7/24/20	66,655,000,000		50,849,031
Eskom Holdings,
Sr. Scd. Bonds	ZAR	0.00	12/31/18	226,900,000	c	16,132,745
Hungarian Government,
Bonds, Ser. 23/A	HUF	6.00	11/24/23	19,125,620,000		82,793,023
Hungarian Government,
Bonds, Ser. 19/A	HUF	6.50	6/24/19	7,541,440,000		34,510,942
Hungarian Government,
Unscd. Bonds, Ser. 22/A	HUF	7.00	6/24/22	3,328,420,000		15,502,315
Hungarian Government,
Bonds, Ser. 20/A	HUF	7.50	11/12/20	6,072,330,000		29,360,277
Malaysian Government,
Unscd. Bonds, Ser. 0312	MYR	3.20	10/15/15	25,800,000		8,379,135
Malaysian Government,
Unscd. Bonds, Ser. 0512	MYR	3.31	10/31/17	47,000,000		15,279,083
Malaysian Government,
Unscd. Bonds, Ser. 0112	MYR	3.42	8/15/22	88,910,000		28,657,846
Malaysian Government,
Unscd. Bonds, Ser. 0211	MYR	3.43	8/15/14	741,375,000		241,209,193
Malaysian Government,
Sr. Unscd. Bonds, Ser. 0110	MYR	3.84	8/12/15	96,170,000		31,692,659
Malaysian Government,
Sr. Unscd. Bonds, Ser. 1/06	MYR	4.26	9/15/16	320,760,000		107,824,245
Malaysian Government,
Sr. Unscd. Bonds, Ser. 2/04	MYR	5.09	4/30/14	196,440,000		65,041,503
Mexican Government,
Bonds	MXN	2.00	6/9/22	104,498,000		41,956,177
Mexican Government,
Bonds, Ser. M	MXN	7.75	5/29/31	451,945,000		43,239,897
Mexican Government,
Bonds, Ser. M 20	MXN	8.50	5/31/29	232,715,000		23,725,862
Mexican Government,
Bonds, Ser. M 30	MXN	8.50	11/18/38	144,940,000		15,032,664
Mexican Government,
Bonds, Ser. M 30	MXN	10.00	11/20/36	399,255,000		47,084,912
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	3/7/13	1,226,420,000	c	7,729,679
Nigerian Government,
Treasury Bills, Ser. 182d	NGN	0.00	3/28/13	545,000,000	c	3,411,950
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	4/11/13	1,544,000,000	c	9,625,688
Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	9/26/13	527,000,000	c	3,138,075

Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	10/24/13	1,625,000,000	c	9,603,378
Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	11/7/13	2,350,000,000	c	13,835,880
Nigerian Government,
Treasury Bills, Ser. 364D	NGN	0.00	11/21/13	1,206,480,000	c	7,112,500
Nigerian Government,
Unscd. Bonds, Ser. 5YR	NGN	15.10	4/27/17	717,560,000		5,223,520
Nigerian Government,
Unscd. Bonds, Ser. 7	NGN	16.00	6/29/19	7,825,155,000		61,682,232
Nigerian Government,
Unscd. Bonds, Ser. 10YR	NGN	16.39	1/27/22	4,850,405,000		40,793,935
Peruvian Government,
Sr. Unscd. Bonds	PEN	6.90	8/12/37	97,100,000		47,759,957
Peruvian Government,
Bonds	PEN	6.95	8/12/31	218,520,000		105,936,904
Peruvian Government,
Bonds	PEN	7.84	8/12/20	55,425,000		27,070,420
Peruvian Government,
Bonds	PEN	8.20	8/12/26	184,785,000		100,049,515
Petroleos Mexicanos,
Gtd. Notes	MXN	7.65	11/24/21	768,700,000	b	67,399,872
Philippine Government,
Sr. Unscd. Bonds	PHP	6.25	1/14/36	538,000,000		17,027,647
Philippine Government,
Sr. Unscd. Notes	PHP	4.95	1/15/21	3,563,000,000		99,908,763
Polish Government,
Bonds, Ser. 0416	PLN	5.00	4/25/16	120,000,000		39,495,153
Polish Government,
Bonds, Ser. 1017	PLN	5.25	10/25/17	79,000,000		26,604,192
Polish Government,
Bonds, Ser. 1020	PLN	5.25	10/25/20	63,565,000		21,883,730
Polish Government,
Bonds, Ser. 0922	PLN	5.75	9/23/22	112,270,000		40,362,818
Polish Government,
Bonds, Ser. 1015	PLN	6.25	10/24/15	119,520,000		40,187,001
Romanian Government,
Bonds, Ser. 5Y	RON	5.90	7/26/17	22,080,000		6,708,978
RusHydro,
Sr. Unscd. Notes	RUB	7.88	10/28/15	774,400,000		25,254,317
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	7.50	3/25/13	2,738,600,000		89,479,585
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	7.88	2/7/18	678,300,000		22,216,661
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.63	2/17/17	690,700,000		23,276,577
Russian Agricultural Bank,
Sr. Unscd. Notes	RUB	8.70	3/17/16	644,200,000		21,699,014
Russian Government,
Bonds, Ser. 6206	RUB	7.40	6/14/17	111,400,000		3,820,353
Russian Government,
Bonds, Ser. 6204	RUB	7.50	3/15/18	395,735,000		13,762,505
Russian Government,
Bonds, Ser. 6208	RUB	7.50	2/27/19	965,500,000		33,435,456

Russian Government,
Bonds, Ser. 6205	RUB	7.60	4/14/21	1,381,075,000		48,074,825
Russian Government,
Bonds, Ser. 6209	RUB	7.60	7/20/22	948,500,000		33,017,013
Russian Government,
Bonds, Ser. 6207	RUB	8.15	2/3/27	951,150,000		34,071,647
South African Government,
Unscd. Bonds, Ser. R212	ZAR	2.75	1/31/22	49,650,000	e	7,331,448
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	441,045,000		39,062,993
South African Government,
Bonds, Ser. R208	ZAR	6.75	3/31/21	48,850,000		5,529,901
South African Government,
Bonds, Ser. R213	ZAR	7.00	2/28/31	326,635,000		33,260,034
South African Government,
Sr. Unscd. Bonds, Ser. R207	ZAR	7.25	1/15/20	473,455,000		55,270,819
South African Government,
Sr. Unscd. Bonds, Ser. R204	ZAR	8.00	12/21/18	392,435,000		47,640,427
South African Government,
Sr. Unscd. Bonds, Ser. R203	ZAR	8.25	9/15/17	758,660,000		92,419,860
South African Government,
Sr. Unscd. Bonds, Ser. R201	ZAR	8.75	12/21/14	450,000		52,953
South African Government,
Bonds, Ser. R186	ZAR	10.50	12/21/26	699,730,000		99,128,727
Turkish Government,
Bonds	TRY	3.00	2/23/22	61,985,000	f	42,955,423
Turkish Government,
Bonds	TRY	4.00	4/29/15	54,755,000	f	40,215,952
Turkish Government,
Bonds	TRY	8.00	1/29/14	80,000,000		45,557,995
Turkish Government,
Unscd. Bonds	TRY	8.00	6/4/14	175,255,000		100,592,483
Turkish Government,
Bonds	TRY	9.00	1/27/16	81,540,000		49,204,586
Turkish Government,
Bonds	TRY	10.00	4/10/13	42,850,000		24,018,487
Turkish Government,
Unscd. Bonds, Ser. 2YR	TRY	10.00	12/4/13	205,000,000		118,377,714
Turkish Government,
Bonds	TRY	10.00	6/17/15	57,500,000		34,921,617
Turkish Government,
Bonds	TRY	11.00	8/6/14	83,660,000		50,079,266
Turkish Government,
Bonds	TRY	16.00	8/28/13	5,500,000		3,225,672
Uruguayan Government,
Sr. Unscd. Bonds	UYU	5.00	9/14/18	84,250,000		8,387,570
Total Bonds and Notes
(cost $3,106,217,202)						3,236,350,737
				Principal
Short-Term Investments--.1%				Amount ($)		Value ($)
U.S. Treasury Bills;
0.12%, 7/25/13
(cost $2,218,964)				2,220,000	g	2,219,010

Other Investment--8.3%				Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $297,480,187)				297,480,187	h	297,480,187

Total Investments (cost $3,405,916,353)				99.1%		3,536,049,934
Cash and Receivables (Net)				.9%		31,670,288
Net Assets				100.0%		3,567,720,222

a Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real
COP--Colombian Peso
HUF--Hungarian Forint
MXN--Mexican New Peso
MYR--Malaysian Ringgit
NGN-- Nigerian Naira
PEN--Peruvian New Sol
PHP--Philippine Peso
PLN--Polish Zloty
RON--Romanian Leu
RUB--Russian Ruble
THB--Thai Baht
TRY--Turkish Lira
UYU--Uruguayan New Peso
ZAR--South African Rand
b Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2013, these securities were valued at $78,253,568 or 2.2% of net assets.
c Security issued with a zero coupon. Income is recognized through the accretion of discount.
d Principal amount for accrual purposes is periodically adjusted based on changes in the Brazilian Consumer Price Index.
e Principal amount for accrual purposes is periodically adjusted based on changes in the South African Consumer Price Index.
f Principal amount for accrual purposes is periodically adjusted based on changes in the Turkish Consumer Price Index.
g Held by a broker as collateral for open financial forward foreign currency exchange contracts and swap positions.
h Investment in affiliated money market mutual fund.

At February 28, 2013, net unrealized appreciation on investments was $130,133,581 of which $185,724,813 related to appreciated investment securities and $55,591,232 related to depreciated investment securities. At February 28, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Turkey	14.3
Malaysia	14.0
South Africa	11.1
Russia	10.5
Short-Term/Money Market Investments	8.4
Peru	7.9
Mexico	6.7
Poland	4.7
Hungary	4.5
Nigeria	4.5
Thailand	3.6
Philippines	3.3
Colombia	2.8
Brazil	2.4
Romania	.2
Uruguay	.2
99.1

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
February 28, 2013 (Unaudited)

		Foreign			Unrealized
Forward Foreign Currency		Currency			Appreciation
Exchange Contracts		Amounts	Cost ($)	Value ($)	(Depreciation) ($)

Brazilian Real,
Expiring:
3/4/2013	a	394,700,000	193,573,382	199,320,425	5,747,043
4/2/2013	b	274,955,000	139,327,067	138,331,350	(995,717)

Chilean Peso,
Expiring
3/27/2013	c	47,539,385,000	99,998,706	100,087,579	88,873

Colombian Peso,
Expiring
3/27/2013	d	7,378,685,000	4,110,116	4,059,108	(51,008)

Euro,
Expiring
3/27/2013	c	52,965,000	69,829,056	69,162,221	(666,835)

Hungarian Forint,
Expiring:
3/27/2013	a	18,550,000,000	82,867,992	81,680,973	(1,187,019)
3/27/2013	e	10,268,080,000	45,837,597	45,213,303	(624,294)
3/27/2013	f	10,325,630,000	45,978,928	45,466,712	(512,216)

Malaysian Ringgit,
Expiring
3/1/2013	e	32,784,413	10,575,617	10,608,126	32,509

Mexican New Peso,
Expiring:
3/1/2013	g	136,691,879	10,630,634	10,708,711	78,077
3/27/2013	a	1,477,620,000	115,996,389	115,431,534	(564,855)
3/27/2013	e	1,426,675,000	112,016,441	111,451,716	(564,725)

Nigerian Naira,
Expiring:
3/27/2013	h	5,480,000,000	34,621,486	34,263,721	(357,765)
4/8/2013	d	4,000,000,000	24,838,549	24,904,212	65,663
4/15/2013	c	431,570,000	2,355,731	2,680,436	324,705
5/13/2013	c	435,970,000	2,360,422	2,681,299	320,877
5/14/2013	d	6,800,000,000	42,380,804	41,806,515	(574,289)

Polish Zloty,
Expiring:
3/27/2013	a	271,010,000	85,556,889	85,076,556	(480,333)
3/27/2013	c	129,200,000	40,772,532	40,558,987	(213,545)
3/27/2013	i	148,710,000	46,950,180	46,683,645	(266,535)

Russian Ruble,
Expiring:
3/27/2013	c	525,335,000	17,195,481	17,069,719	(125,762)
9/12/2013	e	1,902,000,000	56,636,135	60,158,307	3,522,172

Turkish Lira,
Expiring
3/1/2013	h	12,767,073	7,079,756	7,097,352	17,596

Sales:			Proceeds ($)

Brazilian Real,
Expiring
3/4/2013	b	394,700,000	200,376,459	199,320,425	1,056,034

Czech Koruna,
Expiring
3/27/2013	c	658,000,000	33,939,394	33,491,228	448,166

Euro,
Expiring
3/27/2013	g	71,680,000	94,564,915	93,600,453	964,462

Hungarian Forint,
Expiring
3/1/2013	f	2,357,295,358	10,428,665	10,415,307	13,358

Malaysian Ringgit,
Expiring
3/27/2013	d	618,755,000	199,513,433	199,830,168	(316,735)

Nigerian Naira,
Expiring:
4/15/2013	e	431,570,000	2,377,796	2,680,436	(302,640)
5/13/2013	e	435,970,000	2,377,802	2,681,299	(303,497)

Peruvian New Sol,
Expiring
3/27/2013	j	96,425,000	37,388,523	37,402,552	(14,029)

Philippine Peso,
Expiring
3/27/2013	j	651,960,000	16,061,095	16,032,486	28,609

South African Rand,
Expiring:
3/27/2013	c	119,250,000	13,373,332	13,179,230	194,102
3/27/2013	i	216,999,000	24,323,970	23,982,220	341,750

Thai Baht,
Expiring
3/27/2013	e	5,090,075,000	170,419,010	170,800,398	(381,388)

Turkish Lira,
Expiring:
3/27/2013	e	262,090,000	144,925,212	145,197,005	(271,793)
3/27/2013	i	121,075,000	66,945,896	67,075,155	(129,259)

Gross Unrealized Appreciation					13,243,996
Gross Unrealized Depreciation					(8,904,239)

Counterparties:

a	Goldman Sachs
b	Morgan Stanley
c	Deutsche Bank
d	Citigroup
e	JPMorgan Chase & Co.
f	Royal Bank of Scotland
g	Bank of America
h	Barclays Capital
i	Credit Suisse First Boston
j	UBS

						Unrealized
Notional	Reference		(Pay) /Receive		Market	Appreciation
Amount ($)	Entity	Counterparty	Fixed Rate (%)	Expriration	Value	(Depreciation) ($)
396,200,000	BRL - 1 Year LIBOR	Barclays	8.06	1/2/2015	(236,897)	(236,897)
840,000,000	MXN - 1 Month LIBOR	Deutsche	5.64	1/19/2023	352,806	352,806

Gross Unrealized Appreciation						352,806
Gross Unrealized Depreciation						(236,897)

The following is a summary of the inputs used as of February 28, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Foreign Government	-	3,236,350,737	-	3,236,350,737
Mutual Funds	297,480,187	-	-	297,480,187
U.S. Treasury	-	2,219,010	-	2,219,010
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+	-	13,243,996	-	13,243,996
Swaps+	-	352,806	-	352,806
Liabilities ($)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts+	-	(8,904,239)	-	(8,904,239)
Swaps+	-	(236,897)	-	(236,897)

+ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended February 28, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.

Fluctuations in the value of swap contracts are recorded

for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Equity Income Fund
February 28, 2013 (Unaudited)

Common Stocks--99.4%	Shares		Value ($)
Automobiles & Components--.2%
Thor Industries	4,950		186,070
Banks--1.0%
People's United Financial	11,310		148,161
Wells Fargo & Co.	24,300		852,444
			1,000,605
Capital Goods--5.5%
General Dynamics	2,360		160,409
General Electric	148,450		3,447,009
Lockheed Martin	7,510		660,880
Northrop Grumman	10,650		699,492
Raytheon	8,670		473,122
			5,440,912
Commercial & Professional Services--4.1%
Pitney Bowes	205,215	a	2,688,316
R.R. Donnelley & Sons	133,850	a	1,397,394
			4,085,710
Consumer Durables & Apparel--1.2%
Garmin	17,950	a	616,403
Hasbro	5,010	a	200,500
Mattel	9,870		402,202
			1,219,105
Consumer Services--3.6%
H&R Block	103,590		2,575,247
Marriott International, Cl. A	24,500		966,525
			3,541,772
Diversified Financials--4.9%
American Express	13,570		843,376
Ares Capital	65,050		1,204,401
JPMorgan Chase & Co.	26,455		1,294,179
McGraw-Hill	4,090		190,390
SLM	53,000		1,005,410
State Street	5,750		325,392
			4,863,148
Energy--6.8%
Chevron	15,460		1,811,139
ConocoPhillips	28,115		1,629,264
Diamond Offshore Drilling	6,290	a	438,287
Exxon Mobil	17,760		1,590,408
Kosmos Energy	10,600	b	115,858
Phillips 66	4,200		264,432
Plains Exploration & Production	4,350	b	197,360
Schlumberger	6,450		502,133
Valero Energy	3,600		164,124
			6,713,005
Food & Staples Retailing--5.6%
CVS Caremark	23,170		1,184,450
Wal-Mart Stores	51,490		3,644,462

Walgreen	18,090		740,605
			5,569,517
Food, Beverage & Tobacco--6.4%
Altria Group	79,820		2,677,961
Campbell Soup	3,600	a	148,176
Coca-Cola Enterprises	6,750		241,515
ConAgra Foods	21,380		729,272
Dr. Pepper Snapple Group	3,610		157,468
Philip Morris International	25,390		2,329,533
			6,283,925
Health Care Equipment & Services--2.4%
Abbott Laboratories	13,930		470,695
HCA Holdings	43,100		1,598,579
Humana	1,920		131,059
Thoratec	4,800	b	169,008
			2,369,341
Household & Personal Products--.7%
Procter & Gamble	8,400		639,912
Insurance--1.9%
Aflac	10,550		526,973
American International Group	13,300	b	505,533
MetLife	19,200		680,448
Prudential Financial	3,205		178,102
			1,891,056
Materials--3.6%
Freeport-McMoRan Copper & Gold	7,990		255,041
Southern Copper	88,156		3,331,415
			3,586,456
Media--2.0%
Gannett	25,050		502,754
Regal Entertainment Group, Cl. A	33,850	a	530,430
Sirius XM Radio	151,500	a	469,650
Viacom, Cl. B	8,790		513,863
			2,016,697
Pharmaceuticals, Biotech & Life Sciences--10.8%
AbbVie	2,930		108,176
Bristol-Myers Squibb	74,960		2,771,271
Eli Lilly & Co.	54,370		2,971,864
Johnson & Johnson	2,700		205,497
Merck & Co.	25,010		1,068,677
Pfizer	129,307		3,539,133
			10,664,618
Real Estate--6.3%
Annaly Capital Management	185,860	c	2,878,971
CBL & Associates Properties	41,100	c	934,614
Chimera Investment	32,650	c	97,297
CommonWealth REIT	5,960	c	150,490
HCP	10,100	c	493,688
Hospitality Properties Trust	31,190	c	832,773
MFA Financial	91,150	c	809,412
			6,197,245
Retailing--2.7%
American Eagle Outfitters	8,900		184,052
Foot Locker	16,200		553,878

Genuine Parts	2,670		189,650
Home Depot	18,090		1,239,165
The TJX Companies	10,900		490,173
			2,656,918
Semiconductors & Semiconductor Equipment--3.2%
Intel	131,545		2,742,713
Maxim Integrated Products	13,155		410,173
			3,152,886
Software & Services--6.8%
Activision Blizzard	13,750		196,625
CA	56,000		1,371,440
International Business Machines	2,240		449,859
Microsoft	125,135		3,478,753
Oracle	19,440		666,014
Total System Services	21,300		506,088
			6,668,779
Technology Hardware & Equipment--4.2%
Apple	4,710		2,078,994
Cisco Systems	15,150		315,878
Dolby Laboratories, Cl. A	13,650	a	435,162
Seagate Technology	42,000		1,350,720
			4,180,754
Telecommunication Services--6.1%
AT&T	91,910		3,300,488
Verizon Communications	58,070		2,701,997
			6,002,485
Transportation--1.9%
Union Pacific	1,100		150,821
United Parcel Service, Cl. B	20,520		1,695,978
			1,846,799
Utilities--7.5%
Ameren	19,360		654,174
American Electric Power	75,710		3,542,471
Consolidated Edison	4,240		250,160
Duke Energy	1,600		110,800
Exelon	7,050		218,480
NV Energy	14,200		280,592
Pepco Holdings	11,640	a	236,176
Pinnacle West Capital	14,200		794,348
Public Service Enterprise Group	3,460		112,761
Southern	8,600		387,086
Wisconsin Energy	21,000		867,300
			7,454,348
Total Common Stocks
(cost $88,471,943)			98,232,063

Other Investment--.5%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $535,315)	535,315	[d]	535,315
Investment of Cash Collateral for
Securities Loaned--6.5%
Registered Investment Company;

Dreyfus Institutional Cash
Advantage Fund
(cost $6,448,305)	6,448,305 [d]	6,448,305
Total Investments (cost $95,455,563)	106.4%	105,215,683
Liabilities, Less Cash and Receivables	(6.4%)	(6,337,518)
Net Assets	100.0%	98,878,165

a Security, or portion thereof, on loan. At February 28, 2013, the value of the fund's securities on loan was $6,037,654 and the value of the collateral held by the fund was $6,451,337, consisting of cash collateral of $6,448,305 and U.S. Government and
Agency securities valued at $3,032.
b Non-income producing security.
c Investment in real estate investment trust.
d Investment in affiliated money market mutual fund.

At February 28, 2013, net unrealized appreciation on investments was $9,760,120 of which $11,271,895 related to appreciated investment securities and $1,511,775 related to depreciated investment securities. At February 28, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Pharmaceuticals, Biotech & Life Sciences	10.8
Utilities	7.5
Money Market Investments	7.0
Energy	6.8
Software & Services	6.8
Food, Beverage & Tobacco	6.4
Real Estate	6.3
Telecommunication Services	6.1
Food & Staples Retailing	5.6
Capital Goods	5.5
Diversified Financials	4.9
Technology Hardware & Equipment	4.2
Commercial & Professional Services	4.1
Consumer Services	3.6
Materials	3.6
Semiconductors & Semiconductor Equipment	3.2
Retailing	2.7
Health Care Equipment & Services	2.4
Media	2.0
Insurance	1.9
Transportation	1.9
Consumer Durables & Apparel	1.2
Banks	1.0
Household & Personal Products	.7
Automobiles & Components	.2
106.4

† Based on net assets.

The following is a summary of the inputs used as of February 28, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	98,232,063	-	-	98,232,063
Mutual Funds	6,983,620	-	-	6,983,620

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds Trust

By: /s/_Bradley J. Skapyak____
Bradley J. Skapyak President
Date:	April 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/_Bradley J. Skapyak____
Bradley J. Skapyak President
Date:	April 25, 2013

By: /s/_James Windels______
James Windels Treasurer
Date:	April 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)